Merger Agreement - Additional Information (Detail)	9 Months Ended
	Sep. 30, 2019 USD ($) Director $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 $ / shares	Sep. 26, 2017 shares
Business Acquisition [Line Items]
Minimum net tangible assets to complete business combination | $	$ 5,000,001	$ 5,000,001
Vivint Smart Home [Member]
Business Acquisition [Line Items]
Number of shares, Contingently issuable | shares	25,000,000
Shares subject to possible redemption | shares				10,350,000
Class A Common Stock [Member]
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock [Member] | Vivint Smart Home [Member]
Business Acquisition [Line Items]
Business combination, Number of share issued | shares	209.6849221312
Common stock, par value	$ 0.0001
Vivint Common Stock [Member]
Business Acquisition [Line Items]
Common stock, par value	$ 0.01
Fortress Investment Group LLC [Member]
Business Acquisition [Line Items]
Common stock subscription | shares	12,500,000
Blackstone Group Inc. [Member]
Business Acquisition [Line Items]
Common stock subscription | shares	10,000,000
Merger Agreement [Member]
Business Acquisition [Line Items]
Termination fee | $	$ 81,060,000
Sponsor agreement [Member]
Business Acquisition [Line Items]
Threshold share price	$ 15.00
Sponsor agreement [Member] | Tranche One [Member]
Business Acquisition [Line Items]
Threshold share price	$ 12.50
Founder shares unvested percentage	50.00%
Private placement warrants unvested percentage	50.00%
Sponsor agreement [Member] | Tranche Two [Member]
Business Acquisition [Line Items]
Threshold share price	$ 12.50
Founder shares unvested percentage	25.00%
Private placement warrants unvested percentage	50.00%
Sponsor agreement [Member] | Tranche Three [Member]
Business Acquisition [Line Items]
Threshold share price	$ 15.00
Founder shares unvested percentage	25.00%
Sponsor agreement [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Threshold share price	$ 12.00
Number of trading period for transfer of shares	20 days
Number of consecutive trading period for transfer of shares	30 days
Period from completion of business combination	150 days
Support Agreement [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	92.00%
Support Agreement [Member] | Three One Three Acquisition LLC [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	35.00%
Support and Services Agreement [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	5.00%
Monitoring fee	1.00%
Equity Interest Fair value | $	$ 25,000,000
Stockholders agreement [Member]
Business Acquisition [Line Items]
Percentage of nominee directors entitled for nomination	40.00%
Stockholders agreement [Member] | Blackstone [Member] | Condition Four [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	20.00%
Percentage of nominee directors entitled for nomination	20.00%
Stockholders agreement [Member] | Blackstone [Member] | Condition Two [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	50.00%
Stockholders agreement [Member] | Blackstone [Member] | Condition Three [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	30.00%
Stockholders agreement [Member] | Blackstone [Member] | Condition Five [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	5.00%
Percentage of nominee directors entitled for nomination	10.00%
Stockholders agreement [Member] | Fortress Investment Group LLC [Member]
Business Acquisition [Line Items]
Number of nominee directors | Director	1
Stockholders agreement [Member] | Summit Designator [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	50.00%
Number of nominee directors | Director	1
Stockholders agreement [Member] | Minimum [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	30.00%
Stockholders agreement [Member] | Minimum [Member] | Blackstone [Member] | Condition One [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	50.00%
Stockholders agreement [Member] | Minimum [Member] | Blackstone [Member] | Condition Two [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	40.00%
Stockholders agreement [Member] | Minimum [Member] | Fortress Investment Group LLC [Member]
Business Acquisition [Line Items]
Equity Interest Ownership Percentage	50.00%